Business Combination - Schedule of Common Stock Issued Following the Consummation of Business Combination (Details) - shares		3 Months Ended	8 Months Ended
	Aug. 27, 2021	Sep. 30, 2021	Sep. 30, 2021	Jul. 31, 2021
Business Acquisition [Line Items]
Common stock, shares outstanding	246,381,119	246,381,119	246,381,119	500
Common Stock [Member]
Business Acquisition [Line Items]
Business Combination, PIPE Financing and Bitfury Private Placement shares - Common Stock		46,381,119	46,381,119
GWAC
Business Acquisition [Line Items]
Common stock, net of redemptions	4,345,619
Cipher common shares issued in Business Combination	200,000,000
GWAC | Founder Shares [Member]
Business Acquisition [Line Items]
Business Combination, PIPE Financing and Bitfury Private Placement shares - Common Stock	3,572,500
GWAC | Private Placement [Member]
Business Acquisition [Line Items]
Business Combination, PIPE Financing and Bitfury Private Placement shares - Common Stock	228,000
GWAC | Private Placement [Member] | Bitfury Top Hold Company [Member]
Business Acquisition [Line Items]
Business Combination, PIPE Financing and Bitfury Private Placement shares - Common Stock	6,000,000
GWAC | PIPE Financing [Member]
Business Acquisition [Line Items]
Business Combination, PIPE Financing and Bitfury Private Placement shares - Common Stock	32,235,000
GWAC | Common Stock [Member]
Business Acquisition [Line Items]
Business Combination, PIPE Financing and Bitfury Private Placement shares - Common Stock	46,381,119
Cipher common shares issued in Business Combination	400,000